Summary of Information about Stock Options Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Number of shares	599,276
Options Outstanding Weighted average exercise price per share	$ 1.64
Options Outstanding Weighted average remaining contractual life (years)	3 years 29 days
Options Exercisable Number of shares	571,689
Options Exercisable Weighted average exercise price per share	$ 1.62
Options Exercisable Weighted average remaining contractual life (years)	3 years 2 months 1 day
Exercise price 0.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 0.00
Options Outstanding Number of shares	41,633
Options Outstanding Weighted average exercise price per share	$ 0.00
Options Outstanding Weighted average remaining contractual life (years)	1 year 3 months 4 days
Options Exercisable Number of shares	31,200
Options Exercisable Weighted average exercise price per share	$ 0.00
Options Exercisable Weighted average remaining contractual life (years)	1 year 3 months
Exercise price 1.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 1.00
Options Outstanding Number of shares	379,874
Options Outstanding Weighted average exercise price per share	$ 1.00
Options Outstanding Weighted average remaining contractual life (years)	4 years 3 months 7 days
Options Exercisable Number of shares	379,801
Options Exercisable Weighted average exercise price per share	$ 1.00
Options Exercisable Weighted average remaining contractual life (years)	4 years 3 months 7 days
Exercise price 3.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 3.40
Options Outstanding Number of shares	177,769
Options Outstanding Weighted average exercise price per share	$ 3.40
Options Outstanding Weighted average remaining contractual life (years)	11 months 27 days
Options Exercisable Number of shares	160,688
Options Exercisable Weighted average exercise price per share	$ 3.40
Options Exercisable Weighted average remaining contractual life (years)	11 months 16 days